Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Large Cap Growth Fund Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Large Cap Growth Fund Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Large Cap Growth Fund Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Growth Fund Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Growth Fund Class A | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Fund Class A | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Large Cap Growth Fund Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Fund Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund Class A | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Columbia Large Cap Growth Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Growth Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Large Cap Growth Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Growth Fund Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Large Cap Growth Fund Class A | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Large Cap Growth Fund Class A | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Large Cap Growth Fund Class A | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Growth Fund Class A | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Growth Fund - Advisor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Large Cap Growth Fund - Advisor Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund - Advisor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Large Cap Growth Fund - Advisor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Growth Fund - Advisor Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Growth Fund - Advisor Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Fund - Advisor Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Large Cap Growth Fund - Advisor Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Fund - Advisor Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund - Advisor Class | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Columbia Large Cap Growth Fund - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Growth Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Large Cap Growth Fund - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Fund - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund - Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Growth Fund - Advisor Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Large Cap Growth Fund - Advisor Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Large Cap Growth Fund - Advisor Class | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund - Advisor Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Large Cap Growth Fund - Advisor Class | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Growth Fund - Advisor Class | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Growth Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Large Cap Growth Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Large Cap Growth Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Growth Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Growth Fund - Class C | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Fund - Class C | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Large Cap Growth Fund - Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Fund - Class C | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund - Class C | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Columbia Large Cap Growth Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Growth Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Large Cap Growth Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Growth Fund - Class C | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Large Cap Growth Fund - Class C | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Large Cap Growth Fund - Class C | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund - Class C | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Large Cap Growth Fund - Class C | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Growth Fund - Class C | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Growth Fund - Class E | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Large Cap Growth Fund - Class E | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund - Class E | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Large Cap Growth Fund - Class E | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Growth Fund - Class E | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Growth Fund - Class E | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Fund - Class E | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Large Cap Growth Fund - Class E | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Fund - Class E | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund - Class E | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Fund - Class E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Columbia Large Cap Growth Fund - Class E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Growth Fund - Class E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Large Cap Growth Fund - Class E | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Fund - Class E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Fund - Class E | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Fund - Class E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund - Class E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Growth Fund - Class E | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Large Cap Growth Fund - Class E | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Large Cap Growth Fund - Class E | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund - Class E | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Large Cap Growth Fund - Class E | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Growth Fund - Class E | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Growth Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Large Cap Growth Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Large Cap Growth Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Growth Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Growth Fund - Institutional Class | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Fund - Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Large Cap Growth Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Fund - Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund - Institutional Class | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Columbia Large Cap Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Large Cap Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Growth Fund - Institutional Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Large Cap Growth Fund - Institutional Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Large Cap Growth Fund - Institutional Class | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund - Institutional Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Large Cap Growth Fund - Institutional Class | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Growth Fund - Institutional Class | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Growth Fund (Institutional 2 Class) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Growth Fund (Institutional 2 Class) | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Growth Fund (Institutional 3 Class) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Growth Fund (Institutional 3 Class) | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Large Cap Growth Fund (Class R) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Large Cap Growth Fund (Class R) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund (Class R) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Large Cap Growth Fund (Class R) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Large Cap Growth Fund (Class R) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Large Cap Growth Fund (Class R) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Large Cap Growth Fund (Class R) | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Large Cap Growth Fund (Class R) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Large Cap Growth Fund (Class R) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund (Class R) | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Large Cap Growth Fund (Class R) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
Columbia Large Cap Growth Fund (Class R) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Columbia Large Cap Growth Fund (Class R) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Large Cap Growth Fund (Class R) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Large Cap Growth Fund (Class R) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Large Cap Growth Fund (Class R) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Large Cap Growth Fund (Class R) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Large Cap Growth Fund (Class R) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Large Cap Growth Fund (Class R) | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Columbia Large Cap Growth Fund (Class R) | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Columbia Large Cap Growth Fund (Class R) | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Large Cap Growth Fund (Class R) | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Large Cap Growth Fund (Class R) | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Growth Fund (Class R) | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%